Benefit plans (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Non-current	$ 16,972	$ 17,954
Current	2,010	1,896
Total Benefit plans	$ 18,982	$ 19,850	$ 15,756